FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	$ 11,540	$ 14,071
Interest-bearing liabilities	58,305	60,899
Lease liabilities	1,844	2,131
Decommissioning liabilities, other provisions and post-employment benefits	5,044	5,056
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	8,853	10,844
Interest-bearing liabilities	5,664	6,759
Lease liabilities	307	368
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	741	643
Interest-bearing liabilities	6,104	8,003
Lease liabilities	294	327
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	645	704
Interest-bearing liabilities	22,705	25,726
Lease liabilities	547	593
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	1,301	1,880
Interest-bearing liabilities	23,832	20,411
Lease liabilities	$ 696	$ 843